UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08243

Direxion Funds
(Exact name of registrant as specified in charter)

1301 Avenue of the Americas (6th Ave.)
35th Floor
New York, NY 10019
(Address of principal executive offices) (Zip code)

U.S. Bancorp Fund Services, LLC
615 E. Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

646-572-3390
Registrant's telephone number, including area code

Date of fiscal year end: August 31, 2015

Date of reporting period: May 31, 2015

Item 1. Schedule of Investments.

Direxion Monthly Small Cap Bull 2X Fund
Schedule of Investments
May 31, 2015 (Unaudited)

			Fair Value
	No reportable investments.

	TOTAL INVESTMENTS (Cost $0) - 0.0%		$-
	Other Assets in Excess of Liabilities - 100.0%(a)		17,623,220
	TOTAL NET ASSETS - 100.0%		$17,623,220

Percentages are stated as a percent of net assets.
(a) $3,540,000 of cash is pledged as collateral for swap contracts.

Long Equity Swap Contracts
May 31, 2015 (Unaudited)

						Unrealized
		Number of	Notional	Interest Rate	Termination	Appreciation/
Counterparty	Reference Index	Contracts	Amount	Received/(Paid)	Date	(Depreciation)
Credit Suisse International	Russell 2000® Index	28,277	$35,381,102	(0.015)%	8/22/2016	$ (97,770)

Direxion Monthly Small Cap Bear 2X Fund
Schedule of Investments
May 31, 2015 (Unaudited)

			Fair Value
	No reportable investments.

	Total Investments (Cost $0) - 0.0%		$-
	Other Assets in Excess of Liabilities - 100.0%(a)		10,322,619
	TOTAL NET ASSETS - 100.0%		$10,322,619

Percentages are stated as a percent of net assets.
(a) $2,900,000 of cash is pledged as collateral for swap contracts.

Short Equity Swap Contracts
May 31, 2015 (Unaudited)
						Unrealized
		Number of	Notional	Interest Rate	Termination	Appreciation/
Counterparty	Reference Index	Contracts	Amount	Received/(Paid)	Date	(Depreciation)
Credit Suisse International	Russell 2000® Index	16,572	$20,227,119	(1.065)%	4/18/2016	$ (540,141)

Direxion Monthly 7-10 Year Treasury Bull 2X Fund
Schedule of Investments
May 31, 2015 (Unaudited)

			Fair Value
	No reportable investments.

	TOTAL INVESTMENTS (Cost $0) - 0.0%		$-
	Other Assets in Excess of Liabilities - 100.0%(a)		53,050,810
	TOTAL NET ASSETS - 100.0%		$53,050,810

Percentages are stated as a percent of net assets.
(a) $16,870,000 of cash is pledged as collateral for swap contracts.

Long Equity Swap Contracts
May 31, 2015 (Unaudited)
						Unrealized
		Number of	Notional	Interest Rate	Termination	Appreciation/
Counterparty	Reference Entity	Contracts	Amount	Received/(Paid)	Date	(Depreciation)
Credit Suisse International	iShares 7-10 Year Treasury Bond ETF	992,524	$106,733,480	(0.410)%	2/16/2016	$ (576,916)

Direxion Monthly 7-10 Year Treasury Bear 2X Fund
Schedule of Investments
May 31, 2015 (Unaudited)

			Fair Value
	No reportable investments.

	Total Investments (Cost $0) - 0.0%		$-
	Other Assets in Excess of Liabilities - 100.0% (a)		31,951,815
	TOTAL NET ASSETS - 100.0%		$31,951,815

Percentages are stated as a percent of net assets.
(a) $9,860,000 of cash is pledged as collateral for swap contracts.

Short Equity Swap Contracts
May 31, 2015 (Unaudited)
						Unrealized
		Number of	Notional	Interest Rate	Termination	Appreciation/
Counterparty	Reference Entity	Contracts	Amount	Received/(Paid)	Date	(Depreciation)
Credit Suisse International	iShares 7-10 Year Treasury Bond ETF	597,793	$63,514,485	(0.565)%	4/11/2016	$ (432,170)

Direxion Dynamic HY Bond Fund
Schedule of Investments
May 31, 2015 (Unaudited)

Shares			Fair Value
INVESTMENT COMPANIES - 70.0%
1,000,575	iShares iBoxx $ High Yield Corporate Bond ETF		$90,962,273
2,306,847	SPDR Barclays High Yield Bond ETF		90,935,909
	TOTAL INVESTMENT COMPANIES (Cost $180,471,255)		$181,898,182

	TOTAL INVESTMENTS (Cost $180,471,255) - 70.0%		$181,898,182
	Other Assets in Excess of Liabilities - 30.0% (a)		77,990,450
	TOTAL NET ASSETS - 100.0%		$259,888,632

Percentages are stated as a percent of net assets.
(a) $25,854,715 of cash is pledged as collateral for swap contracts.

Long Equity Swap Contracts
May 31, 2015 (Unaudited)
						Unrealized
		Number of	Notional	Interest Rate	Termination	Appreciation/
Counterparty	Reference Entity	Contracts	Amount	Received/(Paid)	Date	(Depreciation)
Credit Suisse Capital, LLC	iShares iBoxx $ High Yield Corporate Bond ETF	714,687	$64,455,287	(0.085)%	4/18/2016	$ 1,065,639
Credit Suisse Capital, LLC	SPDR Barclays High Yield Bond ETF	1,647,760	64,320,016	(0.085)%	4/18/2016	1,225,048
			$128,775,303			$ 2,290,687

Direxion Monthly Natural Resources Bull 2X Fund
Schedule of Investments
May 31, 2015 (Unaudited)

			Fair Value
	No reportable investments.

	TOTAL INVESTMENTS (Cost $0) - 0.0%		$-
	Other Assets in Excess of Liabilities - 100.0%(a)		6,909,068
	TOTAL NET ASSETS - 100.0%		$6,909,068

Percentages are stated as a percent of net assets.
(a) $4,290,000 of cash is pledged as collateral for swap contracts.

Long Equity Swap Contracts
May 31, 2015 (Unaudited)
						Unrealized
		Number of	Notional	Interest Rate	Termination	Appreciation/
Counterparty	Reference Index	Contracts	Amount	Received/(Paid)	Date	(Depreciation)
Bank of America Merrill Lynch	S&P North American Natural Resources Sector Index	44,633	$10,739,770	(0.582%)	3/16/2016	$(425,781)
Bank of America Merrill Lynch	S&P North American Natural Resources Sector Index	6,362	1,469,584	(0.565%)	4/20/2016	(580)
Bank of America Merrill Lynch	S&P North American Natural Resources Sector Index	934	215,696	(0.575%)	5/18/2016	(243)
Bank of America Merrill Lynch	S&P North American Natural Resources Sector Index	7,841	1,893,240	(0.582%)	6/15/2016	(86,171)
Bank of America Merrill Lynch	S&P North American Natural Resources Sector Index	335	77,685	(0.583%) - (0.586%)	7/20/2016	(648)
			$14,395,975			$(513,423)

Direxion Monthly Emerging Markets Bull 2X Fund
Schedule of Investments
May 31, 2015 (Unaudited)

			Fair Value
	No reportable investments.

	TOTAL INVESTMENTS (Cost $0) - 0.0%		$-
	Other Assets in Excess of Liabilities - 100.0%(a)		4,858,371
	TOTAL NET ASSETS - 100.0%		$4,858,371

Percentages are stated as a percent of net assets.
(a) $2,920,000 of cash is pledged as collateral for swap contracts.

Long Equity Swap Contracts
May 31, 2015 (Unaudited)

						Unrealized
		Number of	Notional	Interest Rate	Termination	Appreciation/
Counterparty	Reference Entity	Contracts	Amount	Received/(Paid)	Date	(Depreciation)
Bank of America Merrill Lynch	iShares MSCI Emerging Markets ETF	222,312	$9,489,642	(1.035%)	6/15/2016	$(353,420)
Bank of America Merrill Lynch	iShares MSCI Emerging Markets ETF	14,207	601,811	(1.035%) - (1.036%)	7/20/2016	(17,679)
			$10,091,453			$(371,099)

Direxion Monthly China Bull 2X Fund
Schedule of Investments
May 31, 2015 (Unaudited)

			Fair Value
	No reportable investments.

	TOTAL INVESTMENTS (Cost $0) - 0.0%		$-
	Other Assets in Excess of Liabilities - 100.0%(a)		13,445,243
	TOTAL NET ASSETS - 100.0%		$13,445,243

Percentages are stated as a percent of net assets.
(a) $7,060,000 of cash is pledged as collateral for swap contracts.

Long Equity Swap Contracts
May 31, 2015 (Unaudited)
						Unrealized
		Number of	Notional	Interest Rate	Termination	Appreciation/
Counterparty	Reference Entity	Contracts	Amount	Received/(Paid)	Date	(Depreciation)
Credit Suisse International	iShares China Large-Cap ETF	551,524	$28,443,102	0.315%	6/27/2016	$(1,549,505)

Direxion Monthly S&P 500® Bull 2X Fund
Schedule of Investments
May 31, 2015 (Unaudited)

			Fair Value
	No reportable investments.

	Total Investments (Cost $0) - 0.0%		$-
	Other Assets in Excess of Liabilities - 100.0% (a)		63,340,802
	TOTAL NET ASSETS - 100.0%		$63,340,802

Percentages are stated as a percent of net assets.
(a) $12,310,000 of cash is pledged as collateral for swap contracts.

Long Equity Swap Contracts
May 31, 2015 (Unaudited)
						Unrealized
		Number of	Notional	Interest Rate	Termination	Appreciation/
Counterparty	Reference Index	Contracts	Amount	Received/(Paid)	Date	(Depreciation)
Credit Suisse International	S&P 500® Index	60,122	$125,980,526	(0.485)%	8/25/2016	$ 1,043,346

Direxion Monthly S&P 500® Bear 2X Fund
Schedule of Investments
May 31, 2015 (Unaudited)

			Fair Value
	No reportable investments.

	TOTAL INVESTMENTS (Cost $0) - 0.0%		$-
	Other Assets in Excess of Liabilities - 100.0% (a)		13,609,281
	TOTAL NET ASSETS - 100.0%		$13,609,281

Percentages are stated as a percent of net assets.
(a) $3,270,000 of cash is pledged as collateral for swap contracts.

Short Equity Swap Contracts
May 31, 2015 (Unaudited)

						Unrealized
		Number of	Notional	Interest Rate	Termination	Appreciation/
Counterparty	Reference Index	Contracts	Amount	Received/(Paid)	Date	(Depreciation)
Credit Suisse International	S&P 500® Index	12,918	$27,085,333	(0.035)%	4/18/2016	$(207,223)

Direxion Monthly NASDAQ-100® Bull 2X Fund
Schedule of Investments
May 31, 2015 (Unaudited)

			Fair Value
No reportable investments.

Total Investments (Cost $0) - 0.0%			$-
Other Assets in Excess of Liabilities - 100.0% (a)			153,103,230
TOTAL NET ASSETS - 100.0%			$153,103,230

Percentages are stated as a percent of net assets.
(a) $30,950,000 of cash is pledged as collateral for swap contracts.

Long Equity Swap Contracts
May 31, 2015 (Unaudited)
						Unrealized
		Number of	Notional	Interest Rate	Termination	Appreciation/
Counterparty	Reference Index	Contracts	Amount	Received/(Paid)	Date	(Depreciation)
Credit Suisse International	NASDAQ-100® Index	67,937	$308,787,786	(0.485)%	6/28/2016	$(2,521,301)

Direxion Monthly Latin America Bull 2X Fund
Schedule of Investments
May 31, 2015 (Unaudited)

			Fair Value
No reportable investments.

TOTAL INVESTMENTS (Cost $0) - 0.0%			$-
Other Assets in Excess of Liabilities - 100.0% (a)			7,978,938
TOTAL NET ASSETS - 100.0%			$7,978,938

Percentages are stated as a percent of net assets.
(a) $6,084,150 of cash is pledged as collateral for swap contracts.

Long Equity Swap Contracts
May 31, 2015 (Unaudited)

						Unrealized
		Number of	Notional	Interest Rate	Termination	Appreciation/
Counterparty	Reference Entity	Contracts	Amount	Received/(Paid)	Date	(Depreciation)
Bank of America Merrill Lynch	iShares Latin America 40 ETF	505,092	$16,630,090	(1.135%)	6/15/2016	$ (1,554,831)
Bank of America Merrill Lynch	iShares Latin America 40 ETF	29,577	913,369	(1.135%) - (1.136%)	7/20/2016	(30,311)
			$17,543,459			$ (1,585,142)

Direxion Hilton Tactical Income Fund
Schedule of Investments
May 31, 2015 (Unaudited)

Shares		Fair Value
COMMON STOCKS - 36.1%
Consumer Discretionary - 2.0%
11,500	McDonald's Corp.	$1,103,195

Consumer Staples - 8.2%
9,500	Constellation Brands, Inc.	1,119,955
18,600	Tootsie Roll Industries, Inc.	571,764
51,000	Vector Group Ltd.	1,127,610
24,500	Wal-Mart Stores, Inc.	1,819,615
		4,638,944
Financials - 19.9%
43,000	Bluerock Residential Growth, Inc. Class A - REIT	586,950
20,150	Bryn Mawr Bank Corp.	581,932
33,000	Federated Investors, Inc., Class B	1,148,400
50,150	Gramercy Property Trust, Inc. - REIT	1,334,491
32,556	Heritage Financial Corp.	557,033
99,000	Independence Realty Trust, Inc. - REIT	874,170
106,000	Medley Capital Corp.	993,220
106,000	Sterling Bancorp	1,432,060
105,500	Two Harbors Investment Corp. - REIT	1,127,795
10,350	Westwood Holdings Group, Inc.	587,363
120,000	Winthrop Realty Trust - REIT	2,008,800
		11,232,214
Health Care - 4.0%
11,000	Novartis AG - ADR	1,130,030
33,000	Pfizer, Inc.	1,146,750
		2,276,780
Industrials - 2.0%
28,500	Republic Services, Inc.	$1,148,265
	TOTAL COMMON STOCKS (Cost $20,096,860)	$20,399,398

PREFERRED STOCKS - 23.4%
Consumer Discretionary - 1.7%
37,000	M/I Homes, Inc., Series A	$953,120

Financials - 21.7%
10,000	AG Mortgage Investment Trust, Inc., Series A	251,500
30,000	Apollo Residential Mortgage, Inc., Series A	739,200
17,500	Arbor Realty Trust, Inc.	432,600
10,086	Ares Capital Corp. (a)	258,386
12,000	Arlington Asset Investment Corp.	298,800
35,000	Bank of America Corp., Series H	678,650
11,600	Boston Private Financial Holdings, Inc.	301,600
37,750	Colony Capital, Inc., Series A	997,355
50,000	Countrywide Capital IV, Series A	1,293,000
45,000	Countrywide Capital V, Series B	1,157,400
22,100	Customers Bancorp, Inc.	586,755
22,000	Customers Bancorp, Inc. (a)	570,460
15,000	CYS Investments, Inc., Series A	369,375
10,000	Dynex Capital, Inc., Series B	244,300

27,000	HCI Group, Inc.	705,780
46,000	National General Holdings Corp. (a)	1,142,180
46,000	RAIT Financial Trust - REIT	1,136,200
44,000	State Street Corp.	1,106,160
		12,269,701
	TOTAL PREFERRED STOCKS (Cost $13,087,188)	$13,222,821

CLOSED-END FUNDS - 10.0%
218,000	Alpine Total Dynamic Dividend Fund	$1,959,820
35,500	DoubleLine Opportunistic Credit Fund	851,645
50,000	Nuveen Mortgage Opportunity Term Fund	1,146,000
57,000	PIMCO Dynamic Income Fund	1,704,870
	TOTAL CLOSED-END FUNDS (Cost $5,738,181)	$5,662,335

CORPORATE BONDS - 6.6%
Consumer Discretionary - 1.8%
	Amazon.com, Inc.
500,000	3.30%, 12/05/2021	$515,195
500,000	3.80%, 12/05/2024	516,113
		1,031,308
Health Care - 1.6%
	AbbVie, Inc.
925,000	2.90%, 11/06/2022	912,392

Information Technology - 3.2%
	Google, Inc.
800,000	3.38%, 02/25/2024	836,846
	Microsoft Corp.
1,000,000	2.70%, 02/12/2025	980,962
		1,817,808
	TOTAL CORPORATE BONDS (Cost $3,723,192)	$3,761,508

MASTER LIMITED PARTNERSHIPS - 6.0%
Energy - 6.0%
55,000	Enterprise Products Partners LP	$1,783,100
20,500	Magellan Midstream Partners, LP	1,634,260
	TOTAL MASTER LIMITED PARTNERSHIPS (Cost $3,284,362)	$3,417,360

ASSET BACKED SECURITIES - 3.6%
	Invitation Homes Trust 2014-SFR1 B
1,000,000	1.68%, 06/17/2031 (a) (b)	$1,002,421
	Tricon American Homes Trust 2015-SFR1 C
1,000,000	2.08%, 05/19/2032 (a) (b)	1,005,642
	TOTAL ASSET BACKED SECURITIES (Cost $1,997,813)	$2,008,063

CONVERTIBLE BONDS - 2.9%
Financials - 2.9%
	Colony Capital, Inc.
750,000	3.88%, 01/15/2021	$810,000
	HCI Group, Inc.
850,000	3.88%, 03/15/2019	828,219
	TOTAL CONVERTIBLE BONDS (Cost $1,596,479)	$1,638,219

EXCHANGE TRADED FUNDS - 2.8%
24,300	ProShares Short S&P 500 Fund (a)	$508,599
36,582	Wisdom Tree Germany Hedged Equity Fund	1,097,094
	TOTAL EXCHANGE TRADED FUNDS (Cost $1,680,749)	$1,605,693

CONVERTIBLE PREFERRED STOCKS - 1.5%
Financials - 1.5%
36,000	Wheeler Real Estate Investment Trust, Series B	$871,560
	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $885,757)	$871,560

SHORT TERM INVESTMENTS - 11.8%
Money Market Funds - 11.8%
6,700,751	Fidelity Institutional Money Market Portfolio, 0.07% (c)	$6,700,751
	TOTAL SHORT TERM INVESTMENTS (Cost $6,700,751)	$6,700,751

	TOTAL INVESTMENTS - 104.7% (Cost $58,791,332)	$59,287,708
	Liabilities in Excess of Other Assets - (4.7%)	(2,675,800)
	TOTAL NET ASSETS - 100.0%	$56,611,908

Percentages are stated as a percent of net assets.

(a) Non-income producing security.
(b) Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers." As of May 31, 2015, the value of this investment was $2,008,063 or 3.5% of total net assets.
(c) Represents annualized seven-day yield at May 31, 2015.

ADR - American Depositary Receipt
REIT - Real Estate Investment Trust

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and
Standard & Poor's Financial Services LLP ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

VALUATION MEASUREMENTS (Unaudited)

The Funds follow authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurement of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels below:

Level 1 - Quoted prices in active markets for identical securities

Level 2 - Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.)

Level 3 - Significant unobservable inputs (including Fund's own assumptions in determining fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the credit risk associated with investing in those securities.

The following is a summary of the inputs used to value each Fund's net assets as of May 31, 2015:

Direxion Monthly Small Cap Bull 2X Fund
	Level 1	Level 2	Level 3	Total
Other Financial Instruments*	$-	$(97,770)	$-	$(97,770)

Direxion Monthly Small Cap Bear 2X Fund
	Level 1	Level 2	Level 3	Total
Other Financial Instruments*	$-	$(540,141)	$-	$(540,141)

Direxion Monthly 7-10 Year Treasury Bull 2X Fund
	Level 1	Level 2	Level 3	Total
Other Financial Instruments*	$-	$(576,916)	$-	$(576,916)

Direxion Monthly 7-10 Year Treasury Bear 2X Fund
	Level 1	Level 2	Level 3	Total
Other Financial Instruments*	$-	$(432,170)	$-	$(432,170)

Direxion Dynamic HY Bond Fund
	Level 1	Level 2	Level 3	Total
Investment Companies-Fixed Income	$181,898,182	$-	$-	$181,898,182
Other Financial Instruments*	$-	$2,290,687	$-	$2,290,687

Direxion Monthly Natural Resources Bull 2X Fund
	Level 1	Level 2	Level 3	Total
Other Financial Instruments*	$-	$(513,423)	$-	$(513,423)

Direxion Monthly Emerging Markets Bull 2X Fund
	Level 1	Level 2	Level 3	Total
Other Financial Instruments*	$-	$(371,099)	$-	$(371,099)

Direxion Monthly China Bull 2X Fund
	Level 1	Level 2	Level 3	Total
Other Financial Instruments*	$-	$(1,549,505)	$-	$(1,549,505)

Direxion Monthly S&P 500® Bull 2X Fund
	Level 1	Level 2	Level 3	Total
Other Financial Instruments*	$-	$1,043,346	$-	$1,043,346

Direxion Monthly S&P 500® Bear 2X Fund
	Level 1	Level 2	Level 3	Total
Other Financial Instruments*	$-	$(207,223)	$-	$(207,223)

Direxion Monthly NASDAQ-100® Bull 2X Fund
	Level 1	Level 2	Level 3	Total
Other Financial Instruments*	$-	$(2,521,301)	$-	$(2,521,301)

Direxion Monthly Latin America Bull 2X Fund
	Level 1	Level 2	Level 3	Total
Other Financial Instruments*	$-	$(1,585,142)	$-	$(1,585,142)

Direxion Hilton Tactical Income Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	$20,399,398	$-	$-	$20,399,398
Preferred Stocks	11,527,491	1,695,330	-	13,222,821
Closed-End Funds	5,662,335	-	-	5,662,335
Corporate Bonds	-	3,761,508	-	3,761,508
Master Limited Partnerships	3,417,360	-	-	3,417,360
Asset Backed Securities	-	2,008,063	-	2,008,063
Convertible Bonds	-	1,638,219	-	1,638,219
Exchange Traded Funds	1,605,693	-	-	1,605,693
Convertible Preferred Stocks	871,560	-	-	871,560
Short-Term Investments	-	6,700,751	-	6,700,751

For further information regarding each asset class, see the Schedule of Investments.

* Other financial instruments include swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The unaudited cost basis of investments for federal income tax purposes at May 31, 2015 (Unaudited) was as follows*:

	Direxion Monthly Small Cap Bull 2X Fund	Direxion Monthly Small Cap Bear 2X Fund	Direxion Monthly 7-10 Year Treasury Bull 2X Fund
Cost of investments	$0	$0	$0
Gross unrealized appreciation	$0	$0	$0
Gross unrealized depreciation	$(0)	$(0)	$(0)
Net unrealized appreciation/(depreciation)	$0	$0	$0

	Direxion Monthly 7-10 Year Treasury Bear 2X Fund	Direxion Dynamic HY Bond Fund	Direxion Monthly Natural Resources Bull 2X Fund
Cost of investments	$0	$180,828,084	$0
Gross unrealized appreciation	$0	$1,426,927	$0
Gross unrealized depreciation	$(0)	$(356,829)	$(0)
Net unrealized appreciation/(depreciation)	$0	$1,070,098	$0

	Direxion Monthly Emerging Markets Bull 2X Fund	Direxion Monthly China Bull 2X Fund	Direxion Monthly S&P 500® Bull 2X Fund
Cost of investments	$0	$0	$0
Gross unrealized appreciation	$0	$0	$0
Gross unrealized depreciation	$(0)	$(0)	$(0)
Net unrealized appreciation/(depreciation)	$0	$0	$0

	Direxion Monthly S&P 500® Bear 2X Fund	Direxion Monthly NASDAQ-100® Bull 2X Fund	Direxion Monthly Latin America Bull 2X Fund
Cost of investments	$0	$0	$0
Gross unrealized appreciation	$0	$0	$0
Gross unrealized depreciation	$(0)	$(0)	$(0)
Net unrealized appreciation/(depreciation)	$0	$0	$0

	Direxion Hilton Tactical Income Fund
Cost of investments	$58,771,061
Gross unrealized appreciation	$516,647
Gross unrealized depreciation	$(0)
Net unrealized appreciation/(depreciation)	$516,647

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.  The Direxion Hilton Tactical Income Fund commenced operations in the Trust on December 8, 2014.

Item 2. Controls and Procedures.

(a)
The Registrant’s Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Direxion Funds

By (Signature and Title) /s/ Eric W. Falkeis
 Eric W. Falkeis, Principal Executive Officer

Date July 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Eric W. Falkeis
  Eric W. Falkeis, Principal Executive Officer

Date July 27, 2015

By (Signature and Title)* /s/ Patrick J. Rudnick
Patrick J. Rudnick, Principal Financial Officer, Treasurer

Date July 29, 2015